SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
While the market values of these vessels are below their carrying values, no vessel impairment has been recognized on any of these vessels as the estimated future undiscounted cash flows relating to such vessels are greater than their carrying values.

(in thousands of $)

Vessel	2014 Market value(1)	2014 Carrying value

Nusantara Regas Satu	169,000	220,000
Golar Mazo	125,000	154,000
Golar Winter	196,000	248,000
Golar Maria	146,000	202,000

Allocated Costs (Income) Included in the Consolidated and Combined Statements of Income [Table Text Block]
Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012
Administrative expenses	1,365
Pension costs	220
Net financial income	(149)
1,436

Amounts recognized in accumulated other comprehensive income
As of December 31, 2014, 2013 and 2012, our accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2014	2013	2012
Unrealized net loss on qualifying cash flow hedging instruments	(2,086)	(2,394)	(8,989)

Useful Lives of Vessels and Equipment [Table Text Block]	Useful lives applied in depreciation are as follows:

Vessels	40 to 55 years
Drydocking expenditure	two to five years
Mooring equipment	11 years